Statement of Changes in Shareholders' Deficit (Parenthetical) - shares	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary share subject to forfeiture	225,000	225,000